PRO FORMA CONDENSED COMBINED FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
PRO FORMA CONDENSED COMBINED FINANCIAL INFORMATION (UNAUDITED)

NOTE 15 – PRO FORMA CONDENSED COMBINED FINANCIAL INFORMATION (UNAUDITED)

Introduction

The following unaudited pro forma condensed combined financial information presents the unaudited pro forma condensed combined balance sheet and unaudited pro forma condensed combined statements of operations based upon the combined historical financial statements of American Rebel Holdings, Inc. (the “Company”) and Champion Safe Co., Inc., Superior Safe, LLC, Safe Guard Security Products, LLC, Champion Safe De Mexico, S.A. de C.V. (collectively “Champion Entities”), after giving effect to the consummation of the transaction completed on July 29, 2022 (as disclosed on Current Report Form 8-K, dated August 4, 2022), by and among the Company and Champion Entities, and the related adjustments described in the accompanying notes. The transaction is accounted for under the acquisition method of accounting, which requires determination of the accounting acquirer.

The Company is considered to be the acquirer of Champion Entities for accounting purposes and will allocate the purchase price to the fair value of Champion Entities’ assets and liabilities as of the acquisition date, with any excess purchase price recorded as goodwill.

The unaudited pro forma condensed combined balance sheet data as of December 31, 2022, gives effect to the transaction as if it occurred on that date for which it is reported on, which incidentally the Company acquired Champion Entities on July 29, 2022. The unaudited pro forma condensed combined statement of operations for the years ended December 31, 2021 and 2022, gives effect to the transaction as if it had occurred on January 1, 2021, more than one full calendar year prior to the actual acquisition date of July 29, 2022.

The unaudited pro forma condensed combined financial information was prepared in accordance with Article 11 of Regulation S-X. The unaudited pro forma adjustments reflecting the transaction have been prepared in accordance with business combination accounting guidance as provided in FASB ASC Topic 805 and reflect the preliminary allocation of the estimated merger consideration to the acquired assets and liabilities assumed based upon their estimated fair values, using the assumptions set forth in the notes to the unaudited pro forma condensed combined financial information. The Company’s historical consolidated financial information has been adjusted in the unaudited pro forma condensed combined financial information to give pro forma effect to events that are (1) directly attributable to the transaction, (2) factually supportable, and (3) with respect to the statement of operations, expected to have a continuing impact on the combined results.

The unaudited pro forma condensed combined financial information is provided for informational purposes only and is not necessarily indicative of the operating results or financial position that would have occurred if the transaction had been completed as of the dates set forth above, nor is it indicative of the future results or financial position of the combined company. In connection with the pro forma condensed combined financial information, the Company allocated the estimated purchase price using its best estimates of fair value. The allocation is dependent upon certain valuation and other analyses that are not yet final. Accordingly, the pro forma acquisition price adjustments are preliminary and subject to further adjustments as additional information becomes available and as additional analyses are performed. There can be no assurances that the final valuations will not result in material changes to the preliminary estimated purchase price allocation. The unaudited pro forma condensed combined financial information also does not give effect to the dilution or costs of financing associated with the transaction, potential impact of current financial conditions, any anticipated synergies, operating efficiencies or cost savings that may result from the transaction or any integration costs. Furthermore, the unaudited pro forma condensed combined statements of operations do not include certain nonrecurring charges and the related tax effects that result directly from the transaction as described in the notes to the unaudited pro forma condensed combined financial information.

The unaudited pro forma condensed combined financial information should be read in conjunction with both the Company’s and Champion Entities’ unaudited historical condensed consolidated financial statements as of December 31, 2022, (which includes the Champion Entities activities as of the acquisition date and financial activity through the end of the 2022 calendar year) and the audited historical consolidated financial statements as of and for the year ended December 31, 2021.

AMERICAN REBEL HOLDINGS, INC.

UNAUDITED COMBINED CONSOLIDATED BALANCE SHEETS

	American Rebel Holdings, Inc	Champion Acquisition	Purchase Transaction Accounting	Financing Transaction Accounting	Pro Forma
	Historical	Historical	Adjustments	Adjustments	Combined
	31-Dec-22	31-Dec-22	31-Dec-22	31-Dec-22	31-Dec-22
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$85,339	$271,415	$-	$-	$356,754
Accounts receivable	496,898	1,116,591	(2,529)	-	1,619,960
Prepaid expense	178,559	28,493	-	-	207,052
Inventory	943,854	6,477,842	-	-	7,421,696
Inventory deposits and other	943,977	-	(943,977)	-	-
Total Current Assets	2,648,627	7,894,341	(946,506)	-	9,596,462

Property and Equipment, net	13,196	443,329	-	-	456,525

OTHER ASSETS:
Goodwill and Purchase Consideration	10,247,420	243,899	(5,674,420)	327,000	4,900,000
			(243,899)
Right of use - Assets	-	-	-	-	-
Lease deposits	4,750	13,282	-	-	18,032
	10,252,170	257,181	(5,918,319)	327,000	4,705,703

TOTAL ASSETS	$12,913,993	$8,594,851	$(6,864,825)	$327,000	$14,971,019

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)

CURRENT LIABILITIES:
Accounts payable and accrued expense	793,525	1,730,026	-	-	2,523,551
Accrued interest	103,919	-	-	-	103,919
Loan – officer - related party	-	-	-	-	-
Loan – working capital	602,643	600,000	(600,000)	-	602,643
Loans - nonrelated parties	-	-	-	-	-
Total Current Liabilities	1,500,087	2,330,026	(600,000)	-	3,230,113

Right of use - Liabilities	-	-	-	-	-
TOTAL LIABILITIES	1,500,087	2,330,026	(600,000)	-	3,230,113

STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, Class A	100	-	-	-	100
Preferred stock, Class B	75	-	-	-	75

Common stock,	677	-	-	-	677
Additional paid in capital	45,465,077	6,264,825	(6,264,825)	-	45,465,077
Accumulated deficit	(34,052,022)	-	-	327,000	(33,725,022)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	11,413,906	6,264,825	(6,264,825)	327,000	11,740,906

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$12,913,993	$8,594,851	$(6,864,825)	$327,000	$14,863,359

AMERICAN REBEL HOLDINGS, INC.

UNAUDITED CONDENSED COMBINED STATEMENTS OF OPERATIONS

	American Rebel Holdings, Inc	Champion Safe Et Al Company	Purchase Transaction Accounting	Financing Transaction Accounting	Pro Forma
	Historical	Historical	Adjustments	Adjustments	Combined
	31-Dec-21	31-Dec-21	31-Dec-21	31-Dec-21	31-Dec-21
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenue	$986,826	$18,304,859	$-	$(600,000)	$18,691,685
Cost of goods sold	812,130	14,354,863	-	(600,000)	14,566,993
Gross margin	174,696	3,949,996	-	-	4,124,692

Expenses:
Consulting – business development	2,012,803	1,838,947	-	-	3,851,750
Product development costs	330,353	24,558	-	-	354,911
Marketing and brand development costs	171,030	828,890	-	-	999,920
Administrative and other	968,306	518,705	-	-	1,487,011
Depreciation expense	3,643	24,919	-	-	28,562
Operating expenses	3,486,135	3,236,019	-	-	6,722,154
Operating income (loss)	(3,311,439)	713,977	-	-	(2,597,462)

Other Income (Expense)
Interest expense	(2,061,782)	(77,752)	-	1,800,000	(339,534)
Interest Income	-	305			305
Payroll Protection Loan Forgiven	-	625,064		-	625,064
Gain (Loss) on extinguishment of debt	(725,723)	-	-	725,723	-
Net income (loss) before income tax provision	(6,098,944)	1,261,594	-	2,525,723	(2,311,627)
Provision for income tax	-	-	-	-	-
Net income (loss)	$(6,098,944)	$1,261,594	$-	$2,525,723	$(2,311,627)
Basic and diluted income (loss) per share	$(48.00)	$-	$-	$-	$(18.25)
Weighted average common shares outstanding - basic and diluted	126,760	-	-	-	126,760

AMERICAN REBEL HOLDINGS, INC.

UNAUDITED CONDENSED COMBINED STATEMENTS OF OPERATIONS

	American Rebel Holdings, Inc	Champion Acquisition	Purchase Transaction Accounting	Financing Transaction Accounting	Pro Forma
	Historical	Historical	Adjustments	Adjustments	Combined
	31-Dec-22	31-Dec-22	31-Dec-22	31-Dec-22	31-Dec-22
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenue	$1,018,363	$17,909,282	$-	$(301,762)	$18,625,883
Cost of goods sold	776,063	13,569,736	-	(549,629)	13,796,170
Gross margin	242,300	4,339,546	-	247,867	4,829,713

Expenses:
Consulting/payroll and other payroll	1,016,212	2,083,574	-	-	3,099,786
Product development costs	746,871	44,408	-	-	791,279
Marketing and brand development costs	487,624	30,442	-	-	518,066
Administrative and other	3,002,418	1,685,052	-	(79,133)	4,608,337
Depreciation expense	1,355	54,014	-	-	55,369
Operating expenses	5,254,480	3,897,490	-	(79,133)	9,072,837
Operating income (loss)	(5,012,180)	442,056	-	327,000	(4,243,124)

Other Income (Expense)
Interest expense	(699,149)	(59,950)	-	-	(759,099)
Interest income	4,892	6,926	-	-	11,818
Gain/loss on sale of assets	-	1,995	-	-	1,995
Gain (Loss) on extinguishment of debt	(1,376,756)	-	-	-	(1,376,756)
Net income (loss) before income tax provision	(7,083,193)	391,027	-	327,000	(6,365,166)
Provision for income tax	-	-	-	-	-
Net income (loss)	$(7,083,193)	$391,027	$-	$327,000	$(6,365,166)
Basic and diluted income (loss) per share	$(23.71)	$-	$-	$-	$(21.31)
Weighted average common shares outstanding - basic and diluted	298,760	-	-	-	298,760

Basis of Presentation

The historical financial information has been adjusted in the unaudited pro forma condensed combined financial information to give effect to events that are (1) directly attributable to the transaction, (2) factually supportable, and (3) with respect to the statement of operations, expected to have a continuing impact on the combined results. The pro forma adjustments are based on estimates of the fair value and useful lives of the assets acquired and liabilities assumed and have been prepared to illustrate the estimated effect of the transaction and certain other adjustments. The final determination of the purchase price allocation was based on the fair values of assets acquired and liabilities assumed as of the date the transaction closed, which was July 29, 2022.

The Company’s and Champion Entities’ historical results reflect the audited condensed statements of operations for the twelve months ended December 31, 2022, and December 31, 2021, and the audited condensed balance sheet as of December 31, 2022.

Description of Transaction

On June 29, 2022, the Company entered into and executed a stock and membership interest purchase agreement with Champion Safe Co., Inc., Superior Safe, LLC, Safe Guard Security Products, LLC, Champion Safe De Mexico, S.A. de C.V. (the “Champion Entities”) and Mr. Ray Crosby (“Seller”) (the “Champion Purchase Agreement”), pursuant to which the Company acquired all of the issued and outstanding capital stock and membership interests of Champion Entities from the Seller.

Under the terms of the Champion Purchase Agreement, the Company paid the Seller (i) cash consideration of approximately $9,150,000, along with (ii) previously provided cash deposits in the amount of $350,000, and (iii) reimbursed Seller for approximately $397,000 of agreed upon acquisitions and equipment purchases which were completed by the Seller through Champion Entities since June 30, 2021. Of total cash consideration paid to the Seller, the Seller commensurate with the closing retired a line of credit held by Champion Entities of approximately $1,442,000 and approximately $291,000 in related party loans due to the Seller by Champion Entities. All were recorded on Champion Entities books and recorded prior to July 29, 2022, the closing date.

Reclassification Adjustments

The accounting policies used in the preparation of this unaudited pro forma condensed combined financial information are those as set out in the Company’s audited consolidated financial statements as of and for the fiscal year ended December 31, 2022, and for the fiscal year ended December 31, 2021. With the information currently available, the Company determined that no significant adjustments are necessary to conform Champion Entities’ consolidated financial statements to the accounting policies used by the Company. The Company determined that the Right-to-Use assets and liabilities of the Champion Acquisition provided a net, net effect of zero to its financial presentation and condition, therefore leaving out of the unaudited pro forma condensed combined financial information as of December 31, 2022.

The reclassification adjustments are based on currently available information and assumptions management believes are, under the circumstances and given the information available, reasonable, and reflective of any adjustments necessary to report the Company’s financial condition and results of operations as if the acquisition were completed in the presentation.

The combined company finalized the review of all accounting policies and reclassifications, which were not deemed to be materially different from the amounts set forth in the unaudited pro forma condensed combined financial information presented herein. The reclassification adjustments for proforma presentation currently identified are as follows:

Transaction Consideration

Total transaction consideration was approximately $9,900,000 as determined through the actual purchase price of $9,897,420 as described above in Note 2 to this unaudited pro forma condensed combined financial information.

The following table summarizes the consideration transferred as a result of the combination.

Deposits paid with contract	$350,000
Cash payment due at closing	9,150,000
Reimbursement for equipment purchased since June 30, 2021	400,000
Transaction Consideration	$9,900,000

Total additional costs directly attributed to the purchase of the Champion Entities was and additional $340,000 as determined through various expenditures or costs that the Company incurred in completing the transaction with the Champion Entities. Those costs were approximately $200,000 paid to the Company’s investment banker for its services on the acquisition as well as approximately $150,000 in fees paid to the auditors of Champion Entities which so happen to be the Company’s auditor.

Allocation of Consideration

Under the acquisition method of accounting, the identifiable assets acquired, and liabilities assumed of Champion Entities are recognized and measured at fair value as of the closing date of the combination and added to those of the Company. The determination of fair value used in the transaction-related adjustments presented herein are based on management estimates of the fair value and useful lives of the assets acquired and liabilities assumed and have been prepared to illustrate the effect of the acquisition. The Company used the assistance of outside professionals and valuation experts to determine if there should be any impairment charges or other to these estimated numbers as of December 31, 2022. Final allocation of consideration, upon completion of the acquisition, was based on Champion’s assets acquired and liabilities assumed as of the acquisition date, July 29, 2022.

The following table sets forth an allocation of the approximate consideration plus additional costs to acquire the identifiable tangible and intangible assets acquired and liabilities assumed of Champion Entities based on Champion Entities’ unaudited consolidated balance sheet as of December 31, 2022, with the estimated excess recorded to goodwill:

Total assets (approximate)	$7.070,000
Total liabilities (approximate)	1,730,000
Net acquired tangible assets	5,340,000
Goodwill and other intangible assets	4,900,000
Allocation of the Estimated Transaction Consideration	$10,240,000

Pro Forma Adjustments

Unaudited Pro Forma Condensed Combined Balance Sheet Adjustments

a.	To record estimated working capital financing (of which there was none required) in addition to Transaction Consideration, as of December 31, 2022.

	American Rebel Holdings, Inc.	Champion Entities		Total
Additional working capital	$-		$-	$-
Additional paid in capital	-		-	-
Pro forma net adjustment	$-	$		$-

Unaudited Pro Forma Condensed Combined Statements of Operations Adjustments

b.	To adjust Revenue and Cost of Goods Sold for estimated transactions between companies:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Revenue	$(300,000)	$(600,000)
Cost of Goods Sold	(550,000)	(600,000)
General and Administrative Costs	80,000	-
Pro forma net adjustment	$(330,000)	$-

c.	To adjust interest expense and loss on extinguishment of debt based upon debt obligations eliminated by working capital financing (of which there is none required) in connection with the acquisition:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Interest expense	$-	$(1,800,000)
Loss on extinguishment of debt	-	(725,000)
Pro forma net adjustment	$-	$(2,525,000)